Note 9 - Fixed Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	Fixed assets

December 31, 2019		Accumulated
	Cost	depreciation	Net

Buildings	$2,521	$1,178	$1,343
Vehicles	2,563	1,628	935
Furniture and equipment	66,338	48,194	18,144
Computer equipment and software	139,684	101,532	38,152
Leasehold improvements	96,102	47,480	48,622
	$307,209	$200,012	$107,197

ROU assets - Finance leases are included in these balances.

December 31, 2018		Accumulated
	Cost	depreciation	Net

Buildings	$2,548	$1,042	$1,506
Vehicles	2,173	1,297	876
Furniture and equipment	55,952	37,751	18,201
Computer equipment and software	114,136	82,120	32,016
Leasehold improvements	76,939	36,056	40,883
	$251,748	$158,265	$93,483